Sale of interest in Cultivar JA Limited (Tables)	12 Months Ended
Jan. 31, 2022
Disclosure Of Sale Of Interest In Cultivar Ja Limited [Abstract]
Disclosure of Income (loss) from discontinued operations [Table Text Block]

	For the year ended January 31, 2022	For the year ended January 31, 2021

Expenses:
Amortization	$-	$2,871
Interest expense	-	687
Travel, entertainment and related	-	2,014
Net loss for the period prior to the sale transaction	-	(5,572)
Gain on divestiture	-	351,868
Income (loss) from discontinued operations, net of tax	$-	$346,296